SCHEDULE OF NET INVESTMENT IN LEASES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Sales-type Leases And Net Investment In Lease
Lease receivable	¥ 6,215	¥ 10,656
Unguaranteed residual asset
Net investment in the lease	6,215	10,656
Current portion	(3,627)	(4,604)
Long-term portion	¥ 2,588	¥ 6,052